Income Taxes (Details) - Adagio Medical Inc - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Valuation allowance to offset net deferred tax assets	$ 32,100,000	$ 29,981,000
Net deferred tax assets	0	0
R & D tax credit	1,604,000	1,604,000
Federal
Income Taxes
Net operating loss carryforwards	100,000,000.0	84,800,000
Net operating loss subject to expiration	19,000,000.0
Net operating loss not subject to expiration	81,000,000.0	65,800,000
R & D tax credit	1,600,000	1,600,000
State
Income Taxes
Net operating loss carryforwards	53,400,000	53,400,000
R & D tax credit	0	0
Adagio Medical GmbH
Income Taxes
Net operating loss carryforwards	$ 249,300	$ 138,700